ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended	50 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies Details Narrative
Accumulated (deficit)	$ (112,173)	$ (108,265)	$ (102,390)
Operating losses expiring	2035
General and administrative expenses		$ 2,953